Payable To Investors Of Consolidated Structured Entities	12 Months Ended
Dec. 31, 2024
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable To Investors Of Consolidated Structured Entities

34.	Payable to investors of consolidated structured entities

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Payable to investors of consolidated trust plans	176,306,641	76,928,749	42,795,624
Payable to other funding partners	—	2,482,958	—
Payable to investors of consolidated wealth management plans	45,692	46,560	—

	176,352,333	79,458,267	42,795,624